Acquisitions (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net loss attributable to MDC Partners Inc.	$ (24,548)	$ (14,496)	$ (20,114)	$ (26,281)	$ (57,740)	$ (19,574)	$ 1,325	$ (8,685)	$ (85,439)	$ (84,674)	$ (15,440)
Transfers to the noncontrolling interest:
Increase (Decrease) in MDC Partners Inc. paid-in capital for purchase of equity interests in excess of Redeemable Noncontrolling Interests									743	(6,328)	(7,761)
Increase in MDC Partners Inc. paid-in capital for purchase of equity interests in excess of noncontrolling interests.									12,410	0	0
Increase (Decrease) in MDC Partners Inc. paid in capital from issuance of equity interests	767				(1,147)				767	(1,147)	158
Net transfers from (to) noncontrolling interest									13,920	(7,475)	(7,603)
Change from net loss attributable to MDC Partners Inc. and transfers from (to) noncontrolling interest									$ (71,519)	$ (92,149)	$ (23,043)